Valuation And Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful accounts
Activity of the allowance for doubtful accounts, valuation allowance on deferred tax assets and loans receivable from related party
Balance at beginning of period	$ 1,538	$ 1,114
Charged (credited) to expenses		424
Charges utilized/ Write-offs	21
Balance at end of period	1,517	1,538
Valuation allowance on deferred tax assets
Activity of the allowance for doubtful accounts, valuation allowance on deferred tax assets and loans receivable from related party
Balance at beginning of period	12,278	2,156
Additions from acquisition		(9,401)
Charged (credited) to expenses	(2,158)	(721)
Balance at end of period	$ 14,436	$ 12,278